WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.4%
	CANADA — 4.5%
148,296	Canadian Pacific Kansas City Ltd.	$12,685,240
57,919	Waste Connections, Inc.	10,357,075
		23,042,315
	DENMARK — 4.1%
180,016	Novo Nordisk A.S. - Class B	21,150,523
	INDIA — 2.6%
458,449	ICICI Bank Ltd. - ADR	13,684,703
	ITALY — 1.9%
21,278	Ferrari N.V.	9,940,312
	NETHERLANDS — 2.0%
6,673	Adyen N.V.*	10,418,021
	SINGAPORE — 1.2%
65,093	Sea Ltd. - ADR*	6,136,968
	SPAIN — 1.5%
332,825	Puig Brands S.A. - Class B*	7,635,266
	SWEDEN — 1.8%
449,095	Saab A.B. - Class B	9,547,121
	TAIWAN — 3.8%
651,000	Taiwan Semiconductor Manufacturing Co., Ltd.	19,686,442
	UNITED KINGDOM — 10.1%
533,279	3i Group PLC	23,562,662
95,302	AstraZeneca PLC	14,764,166
29,698	Linde PLC	14,161,788
		52,488,616
	UNITED STATES — 62.9%
130,801	Amazon.com, Inc.*	24,372,150
241,598	AppLovin Corp. - Class A*	31,540,619
33,987	Arista Networks, Inc.*	13,044,890
54,455	Arthur J. Gallagher & Co.	15,322,003
94,835	Booz Allen Hamilton Holding Corp.	15,435,345
167,515	Corteva, Inc.	9,848,207
98,379	Datadog, Inc.*	11,319,488
112,999	Entegris, Inc.	12,715,777

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
102,532	Floor & Decor Holdings, Inc. - Class A*	$12,731,398
60,000	Freshpet, Inc.*	8,206,200
60,617	GE Vernova, Inc.*	15,456,123
129,960	General Electric Co.	24,507,857
70,641	Illumina, Inc.*	9,212,293
28,308	Intuitive Surgical, Inc.*	13,906,871
36,499	LPL Financial Holdings, Inc.	8,490,762
24,959	McKesson Corp.	12,340,229
43,635	Microsoft Corp.	18,776,141
138,564	NVIDIA Corp.	16,827,212
52,570	Reinsurance Group of America, Inc.	11,453,426
16,708	Thermo Fisher Scientific, Inc.	10,335,068
27,519	UnitedHealth Group, Inc.	16,089,809
49,102	Visa, Inc. - Class A	13,500,595
		325,432,463
	TOTAL COMMON STOCKS
	(Cost $359,305,388)	499,162,750
	SHORT-TERM INVESTMENTS — 4.0%
20,581,726	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.70%[1]	20,581,726
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,581,726)	20,581,726
	TOTAL INVESTMENTS — 100.4%
	(Cost $379,887,114)	519,744,476
	Liabilities in Excess of Other Assets — (0.4)%	(1,913,995)
	TOTAL NET ASSETS — 100.0%	$517,830,481

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.